Consolidated Balance Sheets	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
ASSETS
Cash and cash equivalents	$ 645,363	$ 1,947,142
Restricted cash	11,337,223	20,592,223
Guarantee deposit	8,409,210	9,101,466
Accounts receivable, net	8,200,172	6,929,529
Inventories		33,598
Loan receivables due from third parties, net	25,536,222	23,751,471
Due from related parties	10,280	5,941
Prepayments	26,648	70,910
Other receivables, net	188,395	656,835
Total current assets	54,353,513	63,089,115
Pledged deposits		48,752
Property and equipment, net	50,518	77,073
Intangible assets, net	2,009,297	3,123,394
Right of use assets	72,846	37,313
Goodwill	246,998	267,331
Total non-current assets	2,379,659	3,553,863
Total Assets	56,733,172	66,642,978
LIABILITIES
Customer pledged deposits		7,846
Unearned income	393,742	72,523
Reserve for financial guarantee losses	330,096	651,341
Dividends payable	480,000	480,000
Tax payable	3,117,234	2,614,257
Due to related parties	215,541	123,117
Warrant liabilities		16,998
Operating lease liabilities, current portion	57,944	65,498
Accrued expenses and other liabilities	1,336,968	1,155,903
Bank loans		5,961,460
Total current liabilities	5,931,525	11,148,943
Operating lease liabilities, noncurrent portion	30,091
Deferred tax liabilities	177,098	544,355
Total non-current Liabilities	207,189	544,355
Total Liabilities	6,138,714	11,693,298
Commitments and Contingencies
Shareholders’ Equity
Ordinary Share, no par value, unlimited shares authorized; 25,287,851 and 25,287,851 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively
Additional paid-in capital	3,312,189	3,312,189
Statutory reserve	472,706	362,797
Accumulated deficit	(15,954,058)	(14,805,802)
Accumulated other comprehensive income	445,517	3,128,086
Total Roan Holdings Group Co., Ltd.’s Shareholders’ Equity	31,762,213	34,796,729
Noncontrolling interests	18,832,245	20,152,951
Total Equity	50,594,458	54,949,680
Total Liabilities and Equity	56,733,172	66,642,978
Class A Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	12,398,127	11,711,727
Class B Convertible Preferred Shares
Shareholders’ Equity
Convertible preferred shares, value	$ 31,087,732	$ 31,087,732